Note Q - Parent Company Only Condensed Financial Information - Condensed Statements of Income (Details) - USD ($) $ in Thousands	3 Months Ended												12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Expenses:
Interest on subordinated debentures													$ 248	$ 204	$ 170
Income before income taxes and equity in undistributed earnings of subsidiaries													11,995	8,840	11,383
Income tax benefit													4,486	1,920	2,809
Net income	$ 898	$ 1,653	$ 1,741	$ 3,217	$ 2,024	$ 358	$ 1,706	$ 2,832	$ 1,898	$ 1,642	$ 1,410	$ 3,624	7,509	6,920	8,574
Comprehensive Income													7,622	5,624	7,919
Parent Company [Member]
Interest on notes													51	52	53
Dividends from subsidiaries													4,400	6,900	3,500
Expenses:
Interest on notes													211	136	53
Interest on subordinated debentures													248	204	170
Operating expenses													332	667	345
Income before income taxes and equity in undistributed earnings of subsidiaries													3,660	5,945	2,985
Income tax benefit													244	256	167
Equity in undistributed earnings of subsidiaries													3,605	719	5,422
Net income													7,509	6,920	8,574
Comprehensive Income													$ 7,622	$ 5,624	$ 7,919